RECOVERIES, COSTS AND EXPENSES - Interest expense and other financing costs (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
RECOVERIES, COSTS AND EXPENSES
Interest and amortized issuance costs relating to debentures and term loans	$ 18,544	$ 17,416
Amortization of deferred financing costs and other interest expense and accretion charges	3,869	2,595
Interest expense and other finance costs	$ 22,413	$ 20,011	[1]

[1]	The Trust has retrospectively applied IFRS 15, Revenue from Contracts with Customers (note 2(o)).